Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc.
30 Hudson Yards
New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2022-JS2, Commercial Mortgage Pass-Through Certificates, Series 2022-JS2. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 7, 2022, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From December 16, 2021 through January 7, 2022, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those

Member of Deloitte Touche Tohmatsu Limited

Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 7, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Loan (the “Source Documents”):

Loan agreement or promissory notes (collectively, the “Loan Agreement”);

Cash management agreement (the “Cash Management Agreement”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Underwritten rent roll (the “Rent Roll”);

Loan closing statement (the “Closing Statement”);

Guaranty of recourse obligations (the “Guaranty”);

Property management agreement (the “Management Agreement”);

Pro-forma title policy (the “Title Policy”); and

The underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Mortgage Loan Originator	Loan Agreement
3	Trust Loan Seller	None - Company Provided
4	Property Name	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	General Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No. of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy %	Rent Roll
17	Occupancy % Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance, Finance)	Closing Statement
19	Borrower Name	Loan Agreement
20	Borrower Sponsor	None - Company Provided
21	Recourse Carveout Guarantor	Guaranty
22	Property Manager	Management Agreement
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement
25	Maturity Date or Anticipated Repayment Date	Loan Agreement
26	Monthly Debt Service Amount	Refer to calculation procedures
27	Mortgage Rate	Loan Agreement
28	Trustee/Certificate Administrator Fee Rate	None - Company Provided
29	Servicing Fee Rate	None - Company Provided
30	Operating Advisor Fee Rate	None - Company Provided
31	CREFC Fee Rate	None - Company Provided
32	Interest Accrual Basis	Loan Agreement
33	Trust Notes Original Principal Balance	Loan Agreement
34	Trust Notes Loan Level Cut-Off Date Balance	Loan Agreement
35	Trust Notes Property Level Cut-Off Date Balance	Loan Agreement
36	Trust Notes Balloon Payment	Loan Agreement
37	Prepayment Restriction Code	Loan Agreement
38	Amortization Term (Original)	Loan Agreement
39	Amortization Term (Remaining)	Loan Agreement

	Characteristic	Source Document
40	Loan Term (Original)	Refer to calculation procedures
41	Loan Term (Remaining)	Refer to calculation procedures
42	IO Period	Loan Agreement
43	Seasoning	Refer to calculation procedures
44	Loan Amortization Type	Loan Agreement
45	ARD Loan (Y/N)	Loan Agreement
46	As-Is Appraisal Valuation Date	Appraisal Report
47	As-Is Appraised Value	Appraisal Report
48	As-Stabilized Appraisal Valuation Date	Appraisal Report
49	As-Stabilized Appraised Value	Appraisal Report
50	LTV Adjusted (Y/N)	None - Company Provided
51	LTV Adjustment Amount	Not applicable
52	Cut-Off Date LTV Ratio	Refer to calculation procedures
53	LTV Ratio at Maturity or ARD	Refer to calculation procedures
54	UW NCF DSCR	Refer to calculation procedures
55	Cut-Off Date UW NOI Debt Yield	Refer to calculation procedures
56	Cut-Off Date UW NCF Debt Yield	Refer to calculation procedures
57	UW DSCRs Adjusted (Y/N)	None - Company Provided
58	UW DSCR Adjustment Amount	Not applicable
59	UW DYs Adjusted (Y/N)	None - Company Provided
60	UW DY Adjustment Amount	Not applicable
61	UW NOI	Underwritten Financial Summary Report
62	UW NCF	Underwritten Financial Summary Report
63	Affiliated Sponsor (Y/N)	Not applicable
64	Lien Position	Title Policy
65	Title Vesting (Fee/Leasehold/Both)	Title Policy
66	Ground Lease Initial Expiration Date	Not applicable
67	Type of Lockbox	Cash Management Agreement
68	Engineering Escrow/Deferred Maintenance	Loan Agreement
69	Environmental Escrow	Loan Agreement
70	Springing Environmental Escrow Description	Loan Agreement
71	Tax Escrow (Initial)	Loan Agreement
72	Tax Escrow (Monthly)	Loan Agreement
73	Tax Escrow Description	Loan Agreement
74	Insurance Escrow (Initial)	Loan Agreement
75	Insurance Escrow (Monthly)	Loan Agreement
76	Springing Insurance Escrow Description	Loan Agreement
77	Replacement Reserve (Initial)	Loan Agreement
78	Replacement Reserve (Monthly)	Loan Agreement
79	Replacement Reserve Description	Loan Agreement

	Characteristic	Source Document
80	TI/LC Reserve (Initial)	Loan Agreement
81	TI/LC Reserve (Monthly)	Loan Agreement
82	TI/LC Reserve Description	Loan Agreement
83	Other Escrow I Reserve Description	Loan Agreement
84	Other Escrow I (Initial)	Loan Agreement
85	Other Escrow I (Monthly)	Loan Agreement
86	Springing Other Escrow I Reserve Description	Loan Agreement
87	Other Escrow II Reserve Description	Loan Agreement
88	Other Escrow II (Initial)	Loan Agreement
89	Other Escrow II (Monthly)	Loan Agreement
90	Springing Other Escrow II Reserve Description	Loan Agreement
91	Whole Loan Original Principal Balance	Loan Agreement
92	Whole Loan Cut-Off Date Balance	Loan Agreement
93	Trust A Notes Original Principal Balance	Loan Agreement
94	Trust A Notes Cut-Off Date Balance	Loan Agreement
95	Junior Notes Original Balance ($)	Loan Agreement
96	Junior Notes Cut-off Date Balance ($)	Loan Agreement
97	Companion Notes Original Balance	Loan Agreement
98	Companion Notes Cut-off Date Balance	Loan Agreement
99	Companion Notes Description	Loan Agreement
100	Existing Subordinate Secured Debt (Y/N)	Loan Agreement
101	Sub Sec Debt Description	Not applicable
102	Sub Sec Debt Original Principal Balance	Not applicable
103	Sub Sec Debt Cut-Off Date Principal Balance	Not applicable
104	Existing Mezzanine Debt (Y/N)	Loan Agreement
105	Mezzanine Debt Cut-Off Date Principal Balance	Not applicable
106	Existing Unsecured Debt (Y/N)	Loan Agreement
107	Unsecured Debt Cut-Off Date Principal Balance	Not applicable
108	Future Secured Debt Permitted (Y/N)	Loan Agreement
109	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
110	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
111	Seismic PML %	Engineering Report
112	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Not applicable

Calculation Procedures

With respect to Characteristic 26, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Trust Notes Loan Level Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 40, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 41, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 43, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of January 11, 2022 (the “Cut-Off Date,” as stipulated by representatives of the Company), but to a result not less than zero.

With respect to Characteristic 52, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Whole Loan Cut-Off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 53, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Whole Loan Cut-Off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 54, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) product of (a) the Whole Loan Cut-Off Date Balance, (b) Mortgage Rate and (c) 365/360.

With respect to Characteristic 55, we recomputed the Cut-Off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 56, we recomputed the Cut-Off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Whole Loan Cut-Off Date Balance.